Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Royal Bank of Canada
Entity Central Index Key	0001000275
Amendment Flag	false
401(k) PLAN
Document Information [Line Items]
Document Type	11-K
Amendment Flag	false